Earnings per share (EPS) (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Basic earnings per share [abstract]
Total profit after tax attributable to the parent	£ 1,343	£ 617
Basic earnings per share (in GBP per share)	£ 0.269	£ 0.126
Weighted average number of shares - basic (in shares)	4,995	4,926
Diluted earnings per share [abstract]
Total profit after tax attributable to the parent	£ 1,343	£ 617
Diluted earnings per share (in GBP per share)	£ 0.268	£ 0.125
Weighted average number of shares - diluted (in shares)	5,020	4,950